Subsequent Events	12 Months Ended
Oct. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. From the period from December 31, 2021 to April 15, 2022, there was no other subsequent event that would require disclosure of or adjustment to the financial statements other than disclosed below.

Guangxi Nanning Direct Train New Energy Technology Co., Ltd was incorporated on December 31, 2021 in PRC.